UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934
Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
___ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _______ to _______.
Date of Report (Date of earliest event reported):
Commission File Number of securitizer:
Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]
X Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)
Central Index Key Number of depositor: 0001707196
Central Index Key Number of sponsor: 0001633283
Towd Point Mortgage Trust 2019-MH1
(Exact name of issuing entity as specified in its charter)
Central Index Key Number of issuing entity (if applicable): 0001788710
Central Index Key Number of underwriter (if applicable): N/A
Michael Hitzmann, (646) 233-0753
Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained By the Issuer
The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see Item 3, Exhibits 99.1 and 99.2 for the related information.  In addition, please see Item 3, Exhibit 99.3 for a list of Loan IDs relating to manufactured housing contracts for which the findings and conclusions contained in Item 3, Exhibits 99.1 and 99.2 should be disregarded, as they relate to manufactured housing contracts which are being excluded from a securitization transaction contemplated by Towd Point Mortgage Trust 2019-MH1.
Item 3.	Exhibits
99.1	Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC
Schedule 1 – Form ABS Due Diligence-15E
Schedule 2 – Cure Tracker
Schedule 3 – Loan Level
Schedule 4 – Servicing Pay History
Schedule 5 – Data Compare
Schedule 6 – Modification
Schedule 7 – Data Extract

99.2	Disclosures required by Rule 15Ga-2 for Westcor Land Title Insurance Company
Schedule 1 – Title Summary Statement
Schedule 2 – Title Report

99.3	Manufactured Housing Contracts Excluded from Securitization Transaction

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
Dated: September 18, 2019
TOWD POINT ASSET FUNDING, LLC (Depositor)

By:	/s/ Michael Hitzmann
Name: Michael Hitzmann
Title: President and Chief Executive Officer

EXHIBIT INDEX
Exhibit Number

99.1	Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC
Schedule 1 – Form ABS Due Diligence-15E
Schedule 2 – Cure Tracker
Schedule 3 – Loan Level
Schedule 4 – Servicing Pay History
Schedule 5 – Data Compare
Schedule 6 – Modification
Schedule 7 – Data Extract

99.2	Disclosures required by Rule 15Ga-2 for Westcor Land Title Insurance Company
Schedule 1 – Title Summary Statement
Schedule 2 – Title Report

99.3	Manufactured Housing Contracts Excluded from Securitization Transaction